Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	2,984,090	3,772,323	541,860
Allowance for doubtful accounts	(94,856)	(144,574)	(20,766)
Accounts receivable, net	2,889,234	3,627,749	521,094

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at the beginning of the year	19,719	24,686	94,856	13,625
Provisions	56,048	85,745	72,259	10,379
Write-offs	(51,081)	(15,575)	(22,541)	(3,238)
Balance at the end of the year	24,686	94,856	144,574	20,766